Victory Pioneer Floating Rate Fund
(successor to Pioneer Floating Rate Fund)
Schedule of Investments | July 31, 2025

Schedule of Investments  |  7/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.2%
	Senior Secured Floating Rate Loan Interests — 83.3% of Net Assets*(a)
	Advanced Materials — 0.9%
2,723,748	Groupe Solmax, Inc., Initial Term Loan, 9.307% (Term SOFR + 475 bps), 5/29/28	$ 2,266,954
	Total Advanced Materials	$2,266,954

	Advertising Sales — 0.3%
801,452	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.471% (Term SOFR + 400 bps), 8/21/28	$ 801,352
	Total Advertising Sales	$801,352

	Advertising Services — 0.5%
480,000	Dotdash Meredith, Inc., Term B-2 Loan, 7.829% (Term SOFR + 350 bps), 6/17/32	$ 480,900
942,767	Neptune BidCo US, Inc., First Lien Dollar Term B Loan, 9.429% (Term SOFR + 500 bps), 4/11/29	907,806
	Total Advertising Services	$1,388,706

	Aerospace & Defense — 0.4%
455,858	Goat Holdco LLC, Term B Loan, 7.356% (Term SOFR + 300 bps), 1/27/32	$ 456,875
550,000	Karman Holdings, Inc., Initial Term Loan, 7.796% (Term SOFR + 350 bps), 4/1/32	550,687
	Total Aerospace & Defense	$1,007,562

	Airlines — 0.4%
1,006,782	AAdvantage Loyalty IP Ltd. (American Airlines), 2025 Replacement Term Loan, 6.575% (Term SOFR + 225 bps), 4/20/28	$ 1,005,794
	Total Airlines	$1,005,794

	Airport Development & Maintenance — 0.5%
1,309,959	Apple Bidco LLC, First Lien Amendment No. 5 Term Loan, 6.856% (Term SOFR + 250 bps), 9/23/31	$ 1,315,106
	Total Airport Development & Maintenance	$1,315,106

	Appliances — 0.9%
2,228,636	Osmosis Buyer Ltd., 2025 Refinancing Term B Loan, 7.322% (Term SOFR + 300 bps), 7/31/28	$ 2,229,630
	Total Appliances	$2,229,630

	Applications Software — 2.0%
672,828	Central Parent LLC, First Lien 2024 Refinancing Term Loan, 7.546% (Term SOFR + 325 bps), 7/6/29	$ 549,869
1Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Applications Software — (continued)
1,214,361	EP Purchaser LLC, First Lien Closing Date Term Loan, 8.057% (Term SOFR + 350 bps), 11/6/28	$ 1,204,114
875,798	Flash Charm, Inc., First Lien Incremental Term Loan, 7.776% (Term SOFR + 350 bps), 3/2/28	824,481
1,744,552(b)	Loyalty Ventures, Inc., Term B Loan, 11.46% (LIBOR + 650 bps), 11/3/27	130,841
1,254,594	RealPage, Inc., First Lien Initial Term Loan, 7.557% (Term SOFR + 300 bps), 4/24/28	1,254,398
1,265,416	SS&C Technologies Holdings, Inc., Term B-8 Loan, 6.356% (Term SOFR + 200 bps), 5/9/31	1,270,874
	Total Applications Software	$5,234,577

	Auto Parts & Equipment — 2.4%
438,944	Adient US LLC, Term B-2 Loan, 6.606% (Term SOFR + 225 bps), 1/31/31	$ 441,060
2,814,753	First Brands Group LLC, First Lien 2021 Term Loan, 9.57% (Term SOFR + 500 bps), 3/30/27	2,759,632
3,038,231	IXS Holdings, Inc., Initial Term Loan, 8.646% (Term SOFR + 425 bps), 3/5/27	2,977,467
	Total Auto Parts & Equipment	$6,178,159

	Auto Repair Centers — 0.6%
1,560,679	Champions Holdco, Inc., Initial Term Loan, 9.08% (Term SOFR + 475 bps), 2/23/29	$ 1,444,928
	Total Auto Repair Centers	$1,444,928

	Auto-Truck Trailers — 1.0%
2,660,625	Novae LLC, Tranche B Term Loan, 9.452% (Term SOFR + 500 bps), 12/22/28	$ 2,487,684
	Total Auto-Truck Trailers	$2,487,684

	Building & Construction — 0.4%
1,113,422	Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan, 7.356% (Term SOFR + 300 bps), 10/29/27	$ 1,116,206
	Total Building & Construction	$1,116,206

	Building & Construction Products — 1.6%
965,000	Chariot Buyer LLC, First Lien Initial Term Loan, 7.706% (Term SOFR + 325 bps), 11/3/28	$ 967,112
1,426,504	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.692% (Term SOFR + 325 bps), 4/12/28	1,307,035
Victory Pioneer Floating Rate Fund | 7/31/252

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building & Construction Products — (continued)
741,130	LHS Borrower LLC, Initial Term Loan, 9.206% (Term SOFR + 475 bps), 2/16/29	$ 704,073
1,061,525	Potters Industries LLC, 2025 Incremental Term Loan, 7.333% (Term SOFR + 300 bps), 12/14/27	1,067,828
	Total Building & Construction Products	$4,046,048

	Building Production — 1.0%
250,000(c)	Chariot Buyer LLC, First Lien Refinancing Term Loan, 9/8/32	$ 250,338
1,225,179	Koppers, Inc., Term B-2 Loan, 6.85% (Term SOFR + 250 bps), 4/10/30	1,233,028
1,012,463	Quikrete Holdings, Inc., First Lien Tranche B-3 Term Loan, 6.606% (Term SOFR + 225 bps), 2/10/32	1,013,165
	Total Building Production	$2,496,531

	Cable & Satellite Television — 0.5%
651,090	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 9.82% (Term SOFR + 525 bps), 8/2/29	$ 647,173
759,839	Radiate Holdco LLC, First Out Term Loan, 7.971% (Term SOFR + 350 bps), 9/25/29	659,794
	Total Cable & Satellite Television	$1,306,967

	Casino Hotels — 0.8%
2,176,529	Century Casinos, Inc., Term B Facility Loan, 10.436% (Term SOFR + 600 bps), 4/2/29	$ 1,937,111
	Total Casino Hotels	$1,937,111

	Casino Services — 0.5%
387,100	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 6.606% (Term SOFR + 225 bps), 2/6/31	$ 387,584
89,952	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.99% (Term SOFR + 765 bps), 10/2/28	90,851
185,113	Lucky Bucks LLC, Priority Second Out Term Loan, 6.99% (Term SOFR + 250 bps), 10/2/29	158,271
750,000(c)	Voyager Parent LLC, First Lien Term B Loan, 7/1/32	751,465
	Total Casino Services	$1,388,171

	Chemicals-Diversified — 1.2%
1,125,749	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.706% (Term SOFR + 425 bps), 4/2/29	$ 1,041,318
3Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Chemicals-Diversified — (continued)
441,000	Ineos Quattro Holdings UK Ltd., 2030 Tranche B Dollar Term Loan, 8.206% (Term SOFR + 375 bps), 3/14/30	$ 410,130
1,826,217	Ineos US Finance LLC, 2030 Dollar Term Loan, 7.606% (Term SOFR + 325 bps), 2/18/30	1,698,382
	Total Chemicals-Diversified	$3,149,830

	Chemicals-Specialty — 1.5%
1,252,290	Axalta Coating Systems U.S. Holdings, Inc., Term B-7 Dollar Loan, 6.046% (Term SOFR + 175 bps), 12/20/29	$ 1,257,083
870,458	Mativ Holdings, Inc., Term B Loan, 8.221% (Term SOFR + 375 bps), 4/20/28	867,194
240,140	Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan, 7.51% (Term SOFR + 325 bps), 4/3/28	240,515
591,041	Nouryon Finance B.V., November 2024 B-2 Dollar Term Loan, 7.55% (Term SOFR + 325 bps), 4/3/28	592,519
997,500	Tronox Finance LLC, 2024 First Lien B2 Term Loan, 6.546% (Term SOFR + 225 bps), 4/4/29	919,363
	Total Chemicals-Specialty	$3,876,674

	Commercial Services — 1.5%
965,349	AEA International Holdings (Luxembourg) S.a.r.l., First Lien New Term Loan, 7.046% (Term SOFR + 275 bps), 9/7/28	$ 966,556
1,452,330	DS Parent, Inc., Term Loan B, 9.796% (Term SOFR + 550 bps), 1/31/31	1,326,461
1,181,383	Jupiter Buyer, Inc., Initial Term Loan, 9.046% (Term SOFR + 475 bps), 11/1/31	1,190,489
498,750	Vestis Corp., Term B-1 Loan, 6.58% (Term SOFR + 225 bps), 2/22/31	477,968
	Total Commercial Services	$3,961,474

	Computer Data Security — 0.7%
1,937,959	Precisely Software, Inc., First Lien Third Amendment Term Loan, 8.57% (Term SOFR + 400 bps), 4/24/28	$ 1,884,665
	Total Computer Data Security	$1,884,665

	Computer Services — 2.0%
1,230,603	Ahead DB Holdings LLC, First Lien Term B-4 Loan, 7.296% (Term SOFR + 300 bps), 2/1/31	$ 1,233,459
580,028	Amentum Holdings, Inc., Initial Term Loan, 6.606% (Term SOFR + 225 bps), 9/29/31	577,399
1,376,597	Fortress Intermediate 3, Inc., Tranche B Term Loan, 7.322% (Term SOFR + 300 bps), 6/27/31	1,383,480
Victory Pioneer Floating Rate Fund | 7/31/254

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computer Services — (continued)
742,481	KBR, Inc., Term B Facility, 6.356% (Term SOFR + 200 bps), 1/17/31	$ 744,338
1,225,927	Smartronix LLC, Term Loan, 8.796% (Term SOFR + 450 bps), 2/6/32	1,230,142
	Total Computer Services	$5,168,818

	Computer Software — 0.3%
677,250	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.221% (Term SOFR + 375 bps), 10/16/28	$ 643,811
	Total Computer Software	$643,811

	Computers-Memory Devices — 0.7%
1,774,599	SanDisk Corp., Term B Loan, 7.321% (Term SOFR + 300 bps), 2/20/32	$ 1,772,381
	Total Computers-Memory Devices	$1,772,381

	Consulting Services — 0.3%
878,445	Ankura Consulting Group LLC, First Lien 2024-2 Repricing Term Loan, 7.802% (Term SOFR + 350 bps), 12/29/31	$ 882,728
	Total Consulting Services	$882,728

	Consumer Products — 0.3%
769,574	Reynolds Consumer Products LLC, New Term Loan, 6.106% (Term SOFR + 175 bps), 3/4/32	$ 773,903
	Total Consumer Products	$773,903

	Containers-Paper & Plastic — 0.8%
857,017	Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental Closing Date Term B Loan, 7.606% (Term SOFR + 325 bps), 4/1/32	$ 857,374
449	Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental Delayed Draw Term B Loan, 7.577% (3 Month Term SOFR + 325 bps), 3/29/32	449
1,143,450	Ring Container Technologies Group LLC, 2024 Refinancing Term Loan, 7.106% (Term SOFR + 275 bps), 8/14/28	1,146,309
	Total Containers-Paper & Plastic	$2,004,132

5Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Cruise Lines — 0.6%
575,650	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.356% (Term SOFR + 300 bps), 5/1/31	$ 576,010
915,000(c)	SGH2 LLC, Term Loan B, 7/16/32	917,287
	Total Cruise Lines	$1,493,297

	Dialysis Centers — 1.1%
1,290,250	DaVita, Inc., Tranche B-2 Term Loan, 6.106% (Term SOFR + 175 bps), 5/9/31	$ 1,293,677
1,522,333	U.S. Renal Care, Inc., Closing Date Term Loan, 9.471% (Term SOFR + 500 bps), 6/20/28	1,481,104
	Total Dialysis Centers	$2,774,781

	Disposable Medical Products — 0.9%
545,205	Medline Borrower LP, Third Amendment Incremental Term Loan, 6.591% (Term SOFR + 225 bps), 10/23/28	$ 546,142
1,817,052	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.546% (Term SOFR + 325 bps), 5/30/31	1,828,409
	Total Disposable Medical Products	$2,374,551

	Distribution & Wholesale — 1.9%
1,354,763	AIP RD Buyer Corp., First Lien Term B Loan, 7.856% (Term SOFR + 350 bps), 12/23/30	$ 1,360,124
1,020,000	Formulations Parent Corp. (aka Chase Corp.), Initial Term Loan, 8.328% (Term SOFR + 400 bps), 4/9/32	1,030,200
883,000	Gloves Buyer, Inc., Initial Term Loan, 8.356% (Term SOFR + 400 bps), 5/21/32	866,444
976,909	Olympus Water US Holding Corp., Term B-6 Dollar Loan, 7.296% (Term SOFR + 300 bps), 6/20/31	975,165
591,045	Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 7.103% (Term SOFR + 275 bps), 8/1/30	591,229
	Total Distribution & Wholesale	$4,823,162

	Electric-Distribution — 0.2%
430,626(c)	Lackawanna Energy Center LLC, Term Loan B, 7/23/32	$ 432,779
	Total Electric-Distribution	$432,779

	Electric-Generation — 1.7%
647,110	Alpha Generation LLC, Initial Term B Loan, 6.356% (Term SOFR + 200 bps), 9/30/31	$ 647,110
2,009,838	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.606% (Term SOFR + 525 bps), 4/3/28	2,022,578
Victory Pioneer Floating Rate Fund | 7/31/256

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric-Generation — (continued)
1,237,380	Edgewater Generation LLC, 2025 Refinancing Term Loan, 7.356% (Term SOFR + 300 bps), 8/1/30	$ 1,243,953
551,225	Hamilton Projects Acquiror LLC, 2025-2 Repricing Term Loan, 6.856% (Term SOFR + 250 bps), 5/30/31	553,809
	Total Electric-Generation	$4,467,450

	Electric-Integrated — 0.3%
795,593	Constellation Renewables LLC, Loan, 6.583% (Term SOFR + 225 bps), 12/15/27	$ 797,084
	Total Electric-Integrated	$797,084

	Electronic Composition — 0.2%
651,136	Natel Engineering Co., Inc., Initial Term Loan, 10.686% (Term SOFR + 625 bps), 4/30/26	$ 573,000
	Total Electronic Composition	$573,000

	Engines — 1.7%
1,715,843	Arcline FM Holdings LLC, First Lien 2025 New Term Loan, 7.578% (Term SOFR + 350 bps), 6/23/30	$ 1,729,517
2,592,033	LSF12 Badger Bidco LLC, Initial Term Loan, 10.356% (Term SOFR + 600 bps), 8/30/30	2,520,752
	Total Engines	$4,250,269

	Enterprise Software & Services — 1.8%
2,018,436	Cloud Software Group, Inc., Sixth Amendment Term Loan, 8.046% (Term SOFR + 375 bps), 3/21/31	$ 2,027,739
1,009,925	Genesys Cloud Services Holdings I LLC, Initial 2025 Dollar Term Loan, 6.856% (Term SOFR + 250 bps), 1/30/32	1,010,177
577,100	Helios Software Holdings, Inc. (ION Corporate Solutions Finance S.a.r.l.), 2024-B Dollar Term Loan, 7.796% (Term SOFR + 350 bps), 7/18/30	574,034
967,787	Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 7.546% (Term SOFR + 325 bps), 10/26/30	971,190
	Total Enterprise Software & Services	$4,583,140

	Finance-Investment Banker — 1.1%
1,340,988	Citadel Securities LP, 2024-1 Term Loan, 6.356% (Term SOFR + 200 bps), 10/31/31	$ 1,346,225
7Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Finance-Investment Banker — (continued)
896,799	Hudson River Trading LLC, Term B-1 Loan, 7.343% (Term SOFR + 300 bps), 3/18/30	$ 900,162
658,690	Jefferies Finance LLC, Initial Term Loan, 7.353% (Term SOFR + 300 bps), 10/21/31	660,749
	Total Finance-Investment Banker	$2,907,136

	Finance-Other Services — 0.5%
456,000	IMC Financing LLC, Term Loan, 7.85% (Term SOFR + 350 bps), 6/18/32	$ 458,280
385,588(c)	Mermaid Bidco, Inc., USD Facility B , 7/3/31	386,552
497,000(c)	Osttra Group Ltd., First Lien Term Loan, 5/20/32	499,982
	Total Finance-Other Services	$1,344,814

	Food-Catering — 0.5%
1,172,527	Aramark Intermediate HoldCo Corp., U.S. Term B-8 Loan, 6.356% (Term SOFR + 200 bps), 6/22/30	$ 1,175,947
	Total Food-Catering	$1,175,947

	Food-Confectionery — 0.6%
1,584,030	Fiesta Purchaser, Inc., First Refinancing Term Loan, 7.606% (Term SOFR + 325 bps), 2/12/31	$ 1,588,839
	Total Food-Confectionery	$1,588,839

	Food-Dairy Products — 1.3%
3,369,368	Chobani LLC, 2025 New Term Loan, 6.856% (Term SOFR + 250 bps), 10/25/27	$ 3,387,900
	Total Food-Dairy Products	$3,387,900

	Food-Miscellaneous/Diversified — 0.8%
1,290,250	B&G Foods, Inc., Term B-5 Term Loan, 7.856% (Term SOFR + 350 bps), 10/10/29	$ 1,198,858
775,000(c)	Froneri International Ltd., Term Loan, 7/16/32	773,607
	Total Food-Miscellaneous/Diversified	$1,972,465

	Gambling (Non-Hotel) — 0.5%
502,350	Flutter Entertainment Plc, 2024 Refinancing Term B Loan, 6.046% (Term SOFR + 175 bps), 11/30/30	$ 500,362
319,010(c)	Flutter Entertainment plc, Third Incremental Term B Loan, 6/4/32	319,807
555,000(c)	River Rock Entertainment Authority, California, Term Loan, 6/17/31	541,125
	Total Gambling (Non-Hotel)	$1,361,294

Victory Pioneer Floating Rate Fund | 7/31/258

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Golf — 0.3%
656,250	Topgolf Callaway Brands Corp., Initial Term Loan, 7.356% (Term SOFR + 300 bps), 3/15/30	$ 649,619
	Total Golf	$649,619

	Hazardous Waste Disposal — 0.5%
1,164,398	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 8.069% (Term SOFR + 375 bps), 10/17/30	$ 1,170,220
	Total Hazardous Waste Disposal	$1,170,220

	Hotels & Motels — 0.4%
987,538	Travel + Leisure Co., 2024 Incremental Term Loan, 6.856% (Term SOFR + 250 bps), 12/14/29	$ 991,446
	Total Hotels & Motels	$991,446

	Independent Power Producer — 0.7%
671,081	EFS Cogen Holdings I LLC, 2025 Term B Advance, 7.308% (Term SOFR + 300 bps ), 10/3/31	$ 674,017
1,174,127	Lightning Power LLC, Initial Term B Loan, 6.546% (Term SOFR + 225 bps), 8/18/31	1,176,512
	Total Independent Power Producer	$1,850,529

	Insurance Brokers — 0.6%
918,341	HIG Finance 2 Ltd., 2024-3 Dollar Refinancing Term Loan, 7.356% (Term SOFR + 300 bps), 2/15/31	$ 920,309
609,212	USI, Inc., 2024-C Term Loan, 6.546% (Term SOFR + 225 bps), 9/29/30	609,321
	Total Insurance Brokers	$1,529,630

	Internet Content — 1.2%
1,382,039	MH Sub I LLC (Micro Holding Corp.), First Lien 2023 May Incremental Term Loan, 8.606% (Term SOFR + 425 bps), 5/3/28	$ 1,319,674
935,387	MH Sub I LLC, First Lien 2024 December New Term Loan, 8.606% (Term SOFR + 425 bps), 12/31/31	836,821
1,013,237	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.106% (Term SOFR + 275 bps), 3/4/30	885,316
	Total Internet Content	$3,041,811

	Internet Financial Services — 0.6%
743,382	Acuris Finance US, Inc., 2024 Dollar Term Loan, 8.046% (Term SOFR + 375 bps), 2/16/28	$ 744,777
664,423	ION Trading Finance Ltd., 2024-B Dollar Term Loan, 7.796% (Term SOFR + 350 bps), 4/3/28	664,907
	Total Internet Financial Services	$1,409,684

9Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Internet Security — 0.4%
250,000(c)	Proofpoint, Inc., Term Loan (Add-On), 8/31/28	$ 250,759
635,781	Proofpoint, Inc.,First Lien 2024 Refinancing Term Loan, 7.356% (Term SOFR + 300 bps), 8/31/28	637,711
	Total Internet Security	$888,470

	Investment Management & Advisory Services — 2.0%
1,857,706	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 7.313% (Term SOFR + 300 bps), 11/1/30	$ 1,866,415
586,000	CPI Holdco B LLC, Initial Term Loan, 6.356% (Term SOFR + 200 bps), 5/17/31	585,878
985,378	Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 7.356% (Term SOFR + 300 bps), 4/7/28	987,841
308,450	GTCR Everest Borrower LLC, 2025 Term Commitment, 7.064% (Term SOFR + 275 bps), 9/5/31	309,189
1,535,505	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 9.308% (Term SOFR + 500 bps), 5/30/27	1,489,440
	Total Investment Management & Advisory Services	$5,238,763

	Lasers-System & Components — 0.4%
1,080,976	Coherent Corp., Term B-2 Loan, 6.356% (Term SOFR + 200 bps), 7/2/29	$ 1,085,536
	Total Lasers-System & Components	$1,085,536

	Machinery-Electrical — 0.2%
408,138	Dynamo Midco B.V., USD Facility B, 7.829% (Term SOFR + 350 bps), 9/30/31	$ 410,561
	Total Machinery-Electrical	$410,561

	Medical Diagnostic Imaging — 0.7%
1,686,195	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Amendment No. 3 Replacement Term Loan, 9.046% (Term SOFR + 475 bps), 12/15/27	$ 1,693,310
	Total Medical Diagnostic Imaging	$1,693,310

	Medical Labs & Testing Services — 1.7%
1,383,314	Charlotte Buyer, Inc., First Lien Second Refinancing Term Loan, 8.596% (Term SOFR + 425 bps), 2/11/28	$ 1,384,612
1,939,328	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.856% (Term SOFR + 250 bps), 2/21/31	1,943,097
957,639	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.687% (Term SOFR + 425 bps), 10/1/28	949,933
	Total Medical Labs & Testing Services	$4,277,642

Victory Pioneer Floating Rate Fund | 7/31/2510

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Products — 0.7%
32,360	Hanger, Inc., Delayed Draw Term Loan, 7.827% (1 Month Term SOFR + 350 bps), 10/23/31	$ 32,486
1,675,555	Hanger, Inc., Initial Term Loan, 7.856% (Term SOFR + 350 bps), 10/23/31	1,682,047
	Total Medical Products	$1,714,533

	Medical-Drugs — 2.4%
960,000	1261229 B.C. Ltd., Term Loan B, 10.606% (Term SOFR + 625 bps), 10/8/30	$ 942,000
967,687	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.356% (Term SOFR + 400 bps), 4/23/31	971,618
1,132,357	Jazz Pharmaceuticals, Inc., Tranche B-2 Dollar Term Loan, 6.606% (Term SOFR + 225 bps), 5/5/28	1,138,177
2,114,718	Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 6.599% (Term SOFR + 225 bps), 5/19/31	2,051,276
1,162,912	Padagis LLC, Term B Loan, 9.29% (Term SOFR + 475 bps), 7/6/28	1,064,064
	Total Medical-Drugs	$6,167,135

	Medical-Generic Drugs — 1.0%
1,311,000(c)	Amneal Pharmaceuticals LLC, Amendment No.1 Term Loan, 8/1/32	$ 1,311,820
1,323,437	Amneal Pharmaceuticals LLC, Initial Term Loan, 9.856% (Term SOFR + 550 bps), 5/4/28	1,349,078
	Total Medical-Generic Drugs	$2,660,898

	Medical-Hospitals — 1.5%
1,795,225	EyeCare Partners LLC, Tranche B Term Loan, 5.227% (Term SOFR + 100 bps), 11/30/28	$ 1,422,715
1,928,976	Knight Health Holdings LLC, Term B Loan, 9.721% (Term SOFR + 525 bps), 12/23/28	766,768
1,592,983	LifePoint Health, Inc., First Lien 2024-2 Refinancing Term Loan, 7.82% (Term SOFR + 350 bps), 5/19/31	1,587,578
	Total Medical-Hospitals	$3,777,061

	Medical-Wholesale Drug Distribution — 1.6%
879,836	CVET Midco 2 LP, First Lien Initial Term Loan, 9.296% (Term SOFR + 500 bps), 10/13/29	$ 805,270
1,964,545	Gainwell Acquisition Corp., First Lien Term B Loan, 8.396% (Term SOFR + 400 bps), 10/1/27	1,937,941
1,275,360	Owens & Minor, Inc., Term B-1 Loan, 8.206% (Term SOFR + 375 bps), 3/29/29	1,277,486
	Total Medical-Wholesale Drug Distribution	$4,020,697

11Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Metal Processors & Fabrication — 0.5%
1,263,235	Grinding Media, Inc. (Molycop Ltd.), First Lien 2024 Incremental Term Loan, 7.83% (Term SOFR + 350 bps), 10/12/28	$ 1,252,182
	Total Metal Processors & Fabrication	$1,252,182

	Metal-Aluminum — 0.6%
1,478,241	Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, 7.106% (Term SOFR + 275 bps), 8/18/30	$ 1,482,553
	Total Metal-Aluminum	$1,482,553

	Mining Services — 0.1%
262,932	Flame NewCo LLC, First Lien New Money Exit Term Loan, 12.50% (Term SOFR + 700 bps), 6/30/28	$ 262,603
	Total Mining Services	$262,603

	Multi-line Insurance — 0.3%
861,000	Acrisure LLC, First Lien 2025 Term B Loan, 7.606% (Term SOFR + 325 bps), 6/20/32	$ 861,538
	Total Multi-line Insurance	$861,538

	Non-hazardous Waste Disposal — 0.4%
910,718	Tidal Waste & Recycling Holdings LLC, Initial Term Loan, 7.296% (Term SOFR + 300 bps), 10/24/31	$ 917,928
	Total Non-hazardous Waste Disposal	$917,928

	Office Automation & Equipment — 0.4%
1,141,140	Pitney Bowes, Inc., Tranche B Term Loan, 8.106% (Term SOFR + 375 bps), 3/19/32	$ 1,142,566
	Total Office Automation & Equipment	$1,142,566

	Oil & Gas Drilling — 0.5%
1,290,250	WaterBridge Midstream Operating LLC, Term Loan B, 9.314% (Term SOFR + 475 bps), 6/27/29	$ 1,294,081
	Total Oil & Gas Drilling	$1,294,081

	Oil Companies-Exploration & Production — 0.1%
289,275	Hilcorp Energy I LP, Initial Loan, 6.343% (Term SOFR + 200 bps), 2/11/30	$ 290,270
	Total Oil Companies-Exploration & Production	$290,270

	Paper & Related Products — 0.3%
637,000(c)	Ahlstrom-Munksjo Holding 3 Oy, Term Loan B, 5/23/30	$ 641,778
	Total Paper & Related Products	$641,778

Victory Pioneer Floating Rate Fund | 7/31/2512

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmacy Services — 0.2%
619,578	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 6.606% (Term SOFR + 225 bps), 10/27/28	$ 623,321
	Total Pharmacy Services	$623,321

	Physical Practice Management — 0.6%
1,270,098	Sound Inpatient Physicians, Inc., Tranche B Term Loan, 8.057% (Term SOFR + 350 bps), 6/28/28	$ 1,187,541
283,731	Sound Inpatient Physicians, Inc., Tranche C Term Loan, 11.307% (Term SOFR + 675 bps), 6/28/29	235,497
	Total Physical Practice Management	$1,423,038

	Physical Therapy & Rehabilitation Centers — 1.1%
1,282,201	Summit Behavioral Healthcare LLC, First Lien Tranche B-1 Term Loan, 8.546% (Term SOFR + 425 bps), 11/24/28	$ 969,665
2,382,000	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 8.82% (Term SOFR + 425 bps), 11/20/26	1,875,825
	Total Physical Therapy & Rehabilitation Centers	$2,845,490

	Pipelines — 2.6%
1,902,692	Brazos Delaware II LLC, 2025 Refinancing Term Loan, 7.336% (Term SOFR + 300 bps), 2/11/30	$ 1,908,638
603,180	Epic Crude Services LP, 2025 Refinancing Term Loan, 6.828% (Term SOFR + 250 bps), 10/15/31	607,201
724,000	M6 ETX Holdings II Midco LLC, Initial Term Loan, 7.356% (Term SOFR + 300 bps), 4/1/32	728,865
1,921,358	Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 6.603% (Term SOFR + 225 bps), 10/5/28	1,927,163
1,574,713	Traverse Midstream Partners LLC, Advance, 7.308% (Term SOFR + 300 bps), 2/16/28	1,582,586
	Total Pipelines	$6,754,453

	Printing-Commercial — 0.6%
587,585	Cimpress Plc, 2024-2 Refinancing Tranche B-1 Term Loan, 6.856% (Term SOFR + 250 bps), 5/17/28	$ 586,850
902,726	Verde Purchaser LLC, Initial Term Loan, 8.296% (Term SOFR + 400 bps), 11/30/30	907,240
	Total Printing-Commercial	$1,494,090

13Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Professional Sports — 0.5%
815,902	Formula One Management Ltd., Facility B, 6.296% (Term SOFR + 200 bps), 9/30/31	$ 818,069
407,951	Formula One Management Ltd., Incremental Term Facility, 6.291% (Term SOFR + 200 bps), 9/30/31	409,035
	Total Professional Sports	$1,227,104

	Property & Casualty Insurance — 2.4%
784,962	Asurion LLC, First Lien New B-11 Term Loan, 8.706% (Term SOFR + 425 bps), 8/19/28	$ 779,402
610,502	Asurion LLC, First Lien New B-12 Term Loan, 8.606% (Term SOFR + 425 bps), 9/19/30	601,497
936,948	Asurion LLC, First Lien New B-9 Term Loan, 7.721% (Term SOFR + 325 bps), 7/31/27	937,924
1,406,916	Asurion LLC, New B-10 Term Loan, 8.456% (Term SOFR + 400 bps), 8/19/28	1,397,947
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 9.721% (Term SOFR + 525 bps), 1/20/29	707,031
1,660,858	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 6.841% (Term SOFR + 250 bps), 7/31/31	1,665,010
	Total Property & Casualty Insurance	$6,088,811

	Protection-Safety — 0.4%
965,280	Prime Security Services Borrower LLC, First Lien 2024-1 Refinancing Term B-1 Loan, 6.129% (Term SOFR + 200 bps), 10/13/30	$ 966,660
	Total Protection-Safety	$966,660

	Publishing — 1.7%
1,633,541	Cengage Learning, Inc., 2024 Refinancing Term Loan, 7.83% (Term SOFR + 350 bps), 3/24/31	$ 1,634,675
1,451,345	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.706% (Term SOFR + 525 bps), 4/9/29	1,378,325
1,329,198	McGraw-Hill Education, Inc., 2025 Term Loan, 7.606% (Term SOFR + 325 bps), 8/6/31	1,333,491
	Total Publishing	$4,346,491

	Publishing-Periodicals — 0.3%
846,759	MJH Healthcare Holdings LLC, 2024 Refinancing Term B Loan, 7.091% (Term SOFR + 275 bps), 1/29/29	$ 849,581
	Total Publishing-Periodicals	$849,581

Victory Pioneer Floating Rate Fund | 7/31/2514

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Radio — 0.4%
1,008,656	Townsquare Media LLC, Initial Term Loan, 9.324% (Term SOFR + 500 bps), 2/19/30	$ 912,834
	Total Radio	$912,834

	Recreational Centers — 1.4%
1,381,359	Bulldog Purchaser, Inc., First Lien 2024 New Term Loan, 8.036% (Term SOFR + 375 bps), 6/27/31	$ 1,389,562
1,964,051	Fitness International LLC, Term B Loan, 8.856% (Term SOFR + 450 bps), 2/12/29	1,978,372
323,375	Life Time, Inc., 2024 New Term Loan, 6.577% (Term SOFR + 225 bps), 11/5/31	324,345
	Total Recreational Centers	$3,692,279

	REITS-Storage — 0.1%
349,061	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.356% (Term SOFR + 200 bps), 1/31/31	$ 349,498
	Total REITS-Storage	$349,498

	Rental Auto & Equipment — 0.6%
1,635,050	Albion Financing 3 S.a r.l. (Albion Financing LLC), 2025-A Refinancing U.S. Dollar Term Loan, 7.316% (Term SOFR + 300 bps), 5/21/31	$ 1,644,247
	Total Rental Auto & Equipment	$1,644,247

	Retail — 3.1%
1,239,299	Great Outdoors Group LLC, Term B-3 Loan, 7.606% (Term SOFR + 325 bps), 1/23/32	$ 1,241,933
1,509,234	Harbor Freight Tools USA, Inc., Replacement Term Loan, 6.606% (Term SOFR + 225 bps), 6/11/31	1,479,049
412,119	Kodiak BP LLC, Initial Term Loan, 8.041% (Term SOFR + 375 bps), 12/4/31	397,780
2,079,140	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.807% (Term SOFR + 325 bps), 3/3/28	1,953,092
1,636,250	PetSmart LLC, Initial Term Loan, 8.206% (Term SOFR + 375 bps), 2/11/28	1,637,613
1,420,477(c)	RVR Dealership Holdings LLC, Term Loan, 8.206% (Term SOFR + 375 bps), 2/8/28	1,331,697
	Total Retail	$8,041,164

	Retail-Catalog Shopping — 0.2%
968,367	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 7.908% (Term SOFR + 350 bps), 11/1/28	$ 535,628
	Total Retail-Catalog Shopping	$535,628

15Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Security Services — 2.2%
2,594,666	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.206% (Term SOFR + 375 bps), 5/12/28	$ 2,603,667
3,098,526	Garda World Security Corp., Twelfth Additional Term Loan, 7.343% (Term SOFR + 300 bps), 2/1/29	3,102,399
	Total Security Services	$5,706,066

	Semiconductor Equipment — 0.4%
909,054	MKS Instruments, Inc., 2025-1 Dollar Term B Loan, 6.353% (Term SOFR + 200 bps), 8/17/29	$ 910,570
	Total Semiconductor Equipment	$910,570

	Telecom Services — 0.6%
1,605,000	Windstream Services LLC, 2024 Term Loan, 9.206% (Term SOFR + 475 bps), 10/1/31	$ 1,615,031
	Total Telecom Services	$1,615,031

	Telecommunication Equipment — 0.8%
2,000,000(c)	Commscope LLC, Initial Term Loan, 12/17/29	$ 2,034,376
	Total Telecommunication Equipment	$2,034,376

	Telephone-Integrated — 0.3%
779,943	Level 3 Financing, Inc., Term B-3 Refinancing Loan, 8.606% (Term SOFR + 425 bps), 3/29/32	$ 785,208
	Total Telephone-Integrated	$785,208

	Television — 0.0%†
9,200	Gray Television, Inc., Term F Loan, 9.579% (Term SOFR + 525 bps), 6/4/29	$ 9,220
	Total Television	$9,220

	Theaters — 0.9%
1,069,148	Cirque du Soleil Canada, Inc., Refinancing Term Loan, 8.046% (Term SOFR + 375 bps), 3/8/30	$ 1,056,675
1,243,882	Crown Finance US, Inc., First Amendment Term Loan, 8.829% (Term SOFR + 450 bps), 12/2/31	1,241,705
	Total Theaters	$2,298,380

	Transportation Services — 1.5%
1,629,226	Carriage Purchaser, Inc., Term B Loan, 7.841% (Term SOFR + 350 bps), 10/2/28	$ 1,638,391
Victory Pioneer Floating Rate Fund | 7/31/2516

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation Services — (continued)
1,592,331	First Student Bidco, Inc., Initial Term B Loan, 6.796% (Term SOFR + 250 bps), 7/21/28	$ 1,596,146
488,174	First Student Bidco, Inc., Initial Term C Loan, 6.796% (Term SOFR + 250 bps), 7/21/28	489,343
	Total Transportation Services	$3,723,880

	Transport-Rail — 0.4%
1,077,479	Genesee & Wyoming, Inc., Initial Term Loan, 6.046% (Term SOFR + 175 bps), 4/10/31	$ 1,076,656
	Total Transport-Rail	$1,076,656

	Veterinary Diagnostics — 0.2%
624,443	Southern Veterinary Partners LLC, First Lien 2025 New Term Loan, 6.819% (Term SOFR + 250 bps), 12/4/31	$ 625,484
	Total Veterinary Diagnostics	$625,484

	Total Senior Secured Floating Rate Loan Interests (Cost $218,944,173)	$213,380,414

Shares
	Common Stocks — 0.3% of Net Assets
	Construction & Engineering — 0.1%
26,228(d)	LB New Holdco	$ 137,697
	Total Construction & Engineering	$137,697

	Healthcare-Services — 0.0%
396,983(d)+	Sound Inpatient Physicians Holdings	$ —
17,772(d)+	Sound Inpatient Physicians, Inc.	—
	Total Healthcare-Services	$—

	Metals & Mining — 0.0%†
3,810(d)	Flame Co.	$ 15,240
	Total Metals & Mining	$15,240

	Passenger Airlines — 0.2%
33,954(d)	Grupo Aeromexico SAB de CV	$ 577,449
	Total Passenger Airlines	$577,449

	Total Common Stocks (Cost $337,239)	$730,386

17Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — 3.8% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 11.078% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	$ 972,776
1,000,000(a)	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 11.178% (3 Month Term SOFR + 686 bps), 1/15/35 (144A)	998,940
1,000,000(a)	CIFC Funding, Ltd., Series 2025-2A, Class D2, 7.831% (3 Month Term SOFR + 355 bps), 4/15/38 (144A)	1,001,028
1,000,000(a)	CIFC Funding, Ltd., Series 2025-2A, Class E, 8.681% (3 Month Term SOFR + 440 bps), 4/15/38 (144A)	982,655
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class ER, 10.472% (3 Month Term SOFR + 615 bps), 2/28/38 (144A)	1,011,799
1,000,000(a)	Dryden 41 Senior Loan Fund, Series 2015-41A, Class DR, 7.179% (3 Month Term SOFR + 286 bps), 4/15/31 (144A)	998,538
1,000,000(a)	Magnetite XXX, Ltd., Series 2021-30A, Class D2R, 8.318% (3 Month Term SOFR + 400 bps), 10/25/37 (144A)	1,003,911
836,832(a)	US Bank NA, Series 2025-SUP1, Class D, 7.05% (SOFR30A + 270 bps), 2/25/32 (144A)	834,024
1,000,000(a)	Voya CLO, Ltd., Series 2025-1A, Class D2, 8.044% (3 Month Term SOFR + 375 bps), 4/20/38 (144A)	1,000,361
1,000,000(a)	Voya CLO, Ltd., Series 2025-1A, Class E, 8.894% (3 Month Term SOFR + 460 bps), 4/20/38 (144A)	987,530
	Total Asset Backed Securities (Cost $9,848,687)	$9,791,562

	Commercial Mortgage-Backed Securities—0.1% of Net Assets
74,237(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.684% (SOFR30A + 636 bps), 1/25/27 (144A)	$ 69,596
93,138(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.434% (SOFR30A + 911 bps), 7/25/30 (144A)	88,290
	Total Commercial Mortgage-Backed Securities (Cost $172,046)	$157,886

Victory Pioneer Floating Rate Fund | 7/31/2518

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 0.0%† of Net Assets
	Entertainment — 0.0%†
40,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 42,920
	Total Entertainment	$42,920

	Total Convertible Corporate Bonds (Cost $40,000)	$42,920

	Corporate Bonds — 6.8% of Net Assets
	Advertising — 0.6%
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 241,421
500,000	Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30 (144A)	514,903
750,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	721,888
	Total Advertising	$1,478,212

	Aerospace & Defense — 0.4%
1,000,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	$ 1,008,067
	Total Aerospace & Defense	$1,008,067

	Airlines — 0.4%
1,000,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	$ 1,053,547
	Total Airlines	$1,053,547

	Banks — 0.2%
500,000(e)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	$ 541,111
	Total Banks	$541,111

	Chemicals — 0.6%
1,000,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	$ 991,245
610,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	474,586
	Total Chemicals	$1,465,831

	Commercial Services — 1.0%
1,000,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	$ 1,044,010
1,500,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32 (144A)	1,549,492
	Total Commercial Services	$2,593,502

	Diversified Financial Services — 0.4%
1,000,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 1,023,296
	Total Diversified Financial Services	$1,023,296

19Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Electric — 0.2%
500,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	$ 484,503
	Total Electric	$484,503

	Internet — 0.4%
1,000,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 1,017,398
	Total Internet	$1,017,398

	Iron & Steel — 0.1%
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	$ 247,536
	Total Iron & Steel	$247,536

	Leisure Time — 0.1%
240,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	$ 252,130
	Total Leisure Time	$252,130

	Mining — 0.3%
1,000,000	Novelis Corp., 3.875%, 8/15/31 (144A)	$ 896,979
	Total Mining	$896,979

	Oil & Gas — 0.7%
1,000,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	$ 962,891
1,000,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	995,041
	Total Oil & Gas	$1,957,932

	Pharmaceuticals — 0.4%
1,000,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 940,001
	Total Pharmaceuticals	$940,001

	Pipelines — 0.3%
330,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 351,438
500,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	471,964
	Total Pipelines	$823,402

	REITS — 0.3%
750,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	$ 760,706
	Total REITS	$760,706

Victory Pioneer Floating Rate Fund | 7/31/2520

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.4%
1,000,000	Cloud Software Group, Inc., 6.50%, 3/31/29 (144A)	$ 1,009,885
	Total Software	$1,009,885

	Total Corporate Bonds (Cost $17,352,524)	$17,554,038

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP17,500(d)	Avation Plc, 1/1/59	$ 9,245
	Total Trading Companies & Distributors	$9,245

	Total Right/Warrant (Cost $—)	$9,245

Principal Amount USD ($)
	Insurance-Linked Securities — 1.2% of Net Assets#
	Event Linked Bonds — 1.2%
	Flood – U.S. — 0.1%
250,000(a)	FloodSmart Re, 21.48%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	$ 259,250
	Health – U.S. — 0.2%
250,000(a)	Vitality Re XIII, 6.33%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 250,325
250,000(a)	Vitality Re XIV, 7.83%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	255,600
		$505,925

	Multiperil – U.S. — 0.5%
250,000(a)	Bonanza Re, 7.88%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	$ 245,450
250,000(a)	Residential Re, 10.11%, (3 Month U.S. Treasury Bill + 578 bps), 12/6/25 (144A)	242,850
250,000(a)	Sanders Re, 8.16%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	247,225
21Victory Pioneer Floating Rate Fund | 7/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Sanders Re, 9.41%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	$ 251,150
250,000(a)	Sanders Re III, 7.747%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	246,050
		$1,232,725

	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Kilimanjaro II Re, 10.587%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	$ 260,625
250,000(a)	Kilimanjaro II Re, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	263,675
		$524,300

	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 8.58%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 252,375
	Windstorm – Florida — 0.0%†
206,031(a)	Integrity Re, 4.83%, (3 Month U.S. Treasury Bill + 50 bps), 6/6/30 (144A)	$ 24,724
	Windstorm – U.S. Northeast — 0.1%
250,000(a)	3264 Re, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/27 (144A)	$ 263,175
	Total Event Linked Bonds	$3,062,474

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
400,000(d)(f)+	Harambee Re 2018, 12/31/25	$ 400
400,000(d)(f)+	Harambee Re 2019, 12/31/25	—
		$400

	Multiperil – Worldwide — 0.0%†
19,715(f)+	Alturas Re 2022-2, 12/31/27	$ 962
	Total Reinsurance Sidecars	$1,362

	Total Insurance-Linked Securities (Cost $3,211,111)	$3,063,836

Victory Pioneer Floating Rate Fund | 7/31/2522

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Shares		Value
	Investment Companies — 2.8% of Net Assets
200,000	Invesco Senior Loan ETF	$ 4,186,000
75,000	SPDR Blackstone Senior Loan ETF	3,123,750
	Total Investment Companies (Cost $7,296,250)	$7,309,750

	SHORT TERM INVESTMENTS — 4.9% of Net Assets
	Open-End Fund — 4.9%
12,508,122(g)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 12,508,122
		$12,508,122

	TOTAL SHORT TERM INVESTMENTS (Cost $12,508,122)	$12,508,122

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.2% (Cost $269,710,152)	$264,548,159
	OTHER ASSETS AND LIABILITIES — (3.2)%	$(8,318,704)
	net assets — 100.0%	$256,229,455

bps	Basis Points.
ETF	Exchange-traded Fund
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $29,044,473, or 11.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2025.
(b)	Security is in default.
(c)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(d)	Non-income producing security.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2025.
(f)	Issued as preference shares.
(g)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
23Victory Pioneer Floating Rate Fund | 7/31/25

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$250,000	$263,175
Alturas Re 2022-2	4/11/2023	—	962
Bonanza Re	12/16/2024	250,000	245,450
FloodSmart Re	2/23/2023	250,000	259,250
Harambee Re 2018	12/19/2017	6,949	400
Harambee Re 2019	12/20/2018	—	—
Integrity Re	5/9/2022	206,031	24,724
Kilimanjaro II Re	6/24/2024	250,000	260,625
Kilimanjaro II Re	6/24/2024	250,000	263,675
Long Point Re IV	5/13/2022	250,000	252,375
Residential Re	10/28/2021	250,000	242,850
Sanders Re	12/10/2024	250,000	247,225
Sanders Re	12/10/2024	250,000	251,150
Sanders Re III	3/22/2022	250,000	246,050
Vitality Re XIII	3/6/2023	248,131	250,325
Vitality Re XIV	1/25/2023	250,000	255,600
Total Restricted Securities			$3,063,836
% of Net assets			1.2%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	794,238	MXN	15,183,481	State Street Bank & Trust Co.	9/25/25	$(5,654)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(5,654)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP — Great British Pound
MXN — Mexican Peso
USD — United States Dollar
Victory Pioneer Floating Rate Fund | 7/31/2524

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$213,380,414	$—	$213,380,414
Common Stocks
Healthcare-Services	—	—	—*	—*
All Other Common Stocks	—	730,386	—	730,386
Asset Backed Securities	—	9,791,562	—	9,791,562
Commercial Mortgage-Backed Securities	—	157,886	—	157,886
Convertible Corporate Bonds	—	42,920	—	42,920
Corporate Bonds	—	17,554,038	—	17,554,038
Right/Warrant	9,245	—	—	9,245
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	400	400
Multiperil – Worldwide	—	—	962	962
All Other Insurance-Linked Securities	—	3,062,474	—	3,062,474
Investment Companies	7,309,750	—	—	7,309,750
Open-End Fund	12,508,122	—	—	12,508,122
Total Investments in Securities	$19,827,117	$244,719,680	$1,362	$264,548,159
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(5,654)	$—	$(5,654)
Total Other Financial Instruments	$—	$(5,654)	$—	$(5,654)
*	Securities valued at $0.
During the period ended July 31, 2025, there were no transfers in or out of Level 3.
25Victory Pioneer Floating Rate Fund | 7/31/25